Note 6 - Accrued expenses (Details Textual) - USD ($)		12 Months Ended
	Nov. 06, 2012	Dec. 31, 2014
President [Member]
Bonus Payment Amount	$ 100,000
Payments of Accrued Executive Severance Costs		$ 300,000